16. Other Temporary Investments (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfOtherTemporaryInvestmentsLineItems [Line Items]
Stock exchange quotation per share (R$)	R$ 0
Other temporary investments	R$ 18,727	R$ 408,297	R$ 0
Companhia de Saneamento do Paraná - Sanepar
DisclosureOfOtherTemporaryInvestmentsLineItems [Line Items]
Shares	36,343,267
Type	Preferred
Stock exchange quotation per share (R$)	R$ 0	R$ 10.75
Other temporary investments	R$ 0	R$ 390,690
Other investments
DisclosureOfOtherTemporaryInvestmentsLineItems [Line Items]
Other temporary investments	R$ 18,727	R$ 17,607